COMMITMENTS AND CONTINGENCIES (Narrative) (Details) $ in Thousands, ¥ in Millions	1 Months Ended	12 Months Ended
	May 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Operating Leases, Rent Expense, Net		$ 9,678	$ 27,832	$ 66,330
Unrecognized Tax benefits		74,995	$ 79,436	$ 78,933	$ 70,296
Long-term Purchase Commitment, Amount		10,665
Litigation Case One [Member]
Loss Contingency, Damages Sought, Value | ¥	¥ 99.9
Litigation Case Two [Member]
Loss Contingency, Damages Sought, Value | ¥	300.0
Litigation Case Three [Member]
Loss Contingency, Damages Sought, Value | ¥	¥ 500.0
Accrued Expenses And Other Liabilities [Member]
Unrecognized Tax benefits		$ 137,904